UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT PURSUANT TO SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____     Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

____________________________ to ____________________________

Date of Report (Date of earliest event reported) ____________________________

Commission File Number of securitizer: ____________________________

Central Index Key Number of securitizer: ____________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X     Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001965358 (PIF Residential Funding III Depositor LLC)

BRAVO Residential Funding Trust 2023-NQM2

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____________________________

Central Index Key Number of underwriter (if applicable): ____________________________

Michael Chiao, Authorized Person, 949-720-6974

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3, 99.4, 99.5, 99.6, 99.7, 99.8 and 99.9 for the related information.

Item 3.	Exhibits

99.1    Disclosures required by Rule 15Ga-2 for Canopy Financial Technology Partners, LLC

Schedule 1— Narrative

Schedule 2— Supplemental Data

Schedule 3— DSCR Calculation Report

Schedule 4— Rating Agency Grades Detail Report

Schedule 5— Rating Agency Grades Summary Report

Schedule 6— Valuation Report

Schedule 7— ATR Originator QM Report

Schedule 8— Data Compare Report

99.2     Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1— Narrative

Schedule 2— Conditions Report — Conditions Summary

Schedule 3— Conditions Report — Conditions Detail

Schedule 4— Conditions Report — Loan Grades

Schedule 5— Loan Level Tape Compare

Schedule 6— Standard Upload

Schedule 7— Non ATR QM Upload

Schedule 8— Rating Agency ATR QM Data Field

Schedule 9— Waived Conditions

Schedule 10— Valuations Summary

99.3     Disclosures required by Rule 15Ga-2 for Digital Risk, LLC

Schedule 1— Narrative

Schedule 2— Data Integrity Report

Schedule 3— Valuation Report

Schedule 4— Rating Agency Report – Loan Summary

Schedule 5— Rating Agency Report – Exception Report

Schedule 6— Exception Report – Loan Summary

Schedule 7— Exception Report – Exception Report

99.4     Disclosures required by Rule 15Ga-2 for Evolve Mortgage Services

Schedule 1— Narrative

Schedule 2— Securitization Report Suite – Rating Agency Grades

Schedule 3— Securitization Report Suite – Exception Detail

Schedule 4— Securitization Report Suite – Valuation Report

Schedule 5— Securitization Report Suite – Data Compare Report

Schedule 6— Securitization Report Suite – QM ATR Data

Schedule 7— Securitization Report Suite – Business Purpose

99.5       Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1— Narrative

Schedule 2— Securitization Reports – Loan Level Exceptions

Schedule 3— Securitization Reports – Exception Grades

Schedule 4— Securitization Reports – Valuation Summary

99.6       Disclosures required by Rule 15Ga-2 for Infinity IPS, Inc.

Schedule 1— Narrative

Schedule 2— Individual Exception Report

Schedule 3— Loan Level Exception Report

Schedule 4— Rating Agency Grade Report

Schedule 5— Valuation Report

Schedule 6— Data Compare Report

Schedule 7— Supplemental Data Report

99.7       Disclosures required by Rule 15Ga-2 for Inglet Blair, LLC

Schedule 1— Narrative

Schedule 2— Loan Summary Report

Schedule 3— Exception Report

Schedule 4— Final Grading Summary Report

Schedule 5— QM Summary Report

Schedule 6— Supplemental Data Report

Schedule 7— Client Supplemental Data Report

Schedule 8— Data Comparison Report

Schedule 9— Valuation Report

99.8       Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc.

Schedule 1— Narrative

Schedule 2— Due Diligence Standard Report

Schedule 3— Loan Level Exception Report

Schedule 4— Supplemental Report

Schedule 5— Grading Summary Report

Schedule 6— Valuations Summary Report

Schedule 7— Data Compare Report

99.9       Disclosures required by Rule 15Ga-2 for Recovco Mortgage Management, LLC

Schedule 1— Narrative

Schedule 2— Rating Agency Grade Report

Schedule 3— Loan Level Exception Report

Schedule 4— Exception Level Report

Schedule 5— Valuation Report

Schedule 6— Data Comparison Report

Schedule 7— Supplemental Data Report

Schedule 8— QM ATR Report

Schedule 9— Business Purpose Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 14, 2023

PIF Residential Funding III Depositor LLC
(Securitizer)
By: /s/ Jason Steiner
Name: Jason Steiner
Title: Authorized Person

EXHIBIT INDEX

Exhibit Number

99.1    Disclosures required by Rule 15Ga-2 for Canopy Financial Technology Partners, LLC

Schedule 1— Narrative

Schedule 2— Supplemental Data

Schedule 3— DSCR Calculation Report

Schedule 4— Rating Agency Grades Detail Report

Schedule 5— Rating Agency Grades Summary Report

Schedule 6— Valuation Report

Schedule 7— ATR Originator QM Report

Schedule 8— Data Compare Report

99.2     Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1— Narrative

Schedule 2— Conditions Report — Conditions Summary

Schedule 3— Conditions Report — Conditions Detail

Schedule 4— Conditions Report — Loan Grades

Schedule 5— Loan Level Tape Compare

Schedule 6— Standard Upload

Schedule 7— Non ATR QM Upload

Schedule 8— Rating Agency ATR QM Data Field

Schedule 9— Waived Conditions

Schedule 10— Valuations Summary

99.3     Disclosures required by Rule 15Ga-2 for Digital Risk, LLC

Schedule 1— Narrative

Schedule 2— Data Integrity Report

Schedule 3— Valuation Report

Schedule 4— Rating Agency Report – Loan Summary

Schedule 5— Rating Agency Report – Exception Report

Schedule 6— Exception Report – Loan Summary

Schedule 7— Exception Report – Exception Report

99.4     Disclosures required by Rule 15Ga-2 for Evolve Mortgage Services

Schedule 1— Narrative

Schedule 2— Securitization Report Suite – Rating Agency Grades

Schedule 3— Securitization Report Suite – Exception Detail

Schedule 4— Securitization Report Suite – Valuation Report

Schedule 5— Securitization Report Suite – Data Compare Report

Schedule 6— Securitization Report Suite – QM ATR Data

Schedule 7— Securitization Report Suite – Business Purpose

99.5       Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1— Narrative

Schedule 2— Securitization Reports – Loan Level Exceptions

Schedule 3— Securitization Reports – Exception Grades

Schedule 4— Securitization Reports – Valuation Summary

99.6       Disclosures required by Rule 15Ga-2 for Infinity IPS, Inc.

Schedule 1— Narrative

Schedule 2— Individual Exception Report

Schedule 3— Loan Level Exception Report

Schedule 4— Rating Agency Grade Report

Schedule 5— Valuation Report

Schedule 6— Data Compare Report

Schedule 7— Supplemental Data Report

99.7       Disclosures required by Rule 15Ga-2 for Inglet Blair, LLC

Schedule 1— Narrative

Schedule 2— Loan Summary Report

Schedule 3— Exception Report

Schedule 4— Final Grading Summary Report

Schedule 5— QM Summary Report

Schedule 6— Supplemental Data Report

Schedule 7— Client Supplemental Data Report

Schedule 8— Data Comparison Report

Schedule 9— Valuation Report

99.8       Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc.

Schedule 1— Narrative

Schedule 2— Due Diligence Standard Report

Schedule 3— Loan Level Exception Report

Schedule 4— Supplemental Report

Schedule 5— Grading Summary Report

Schedule 6— Valuations Summary Report

Schedule 7— Data Compare Report

99.9       Disclosures required by Rule 15Ga-2 for Recovco Mortgage Management, LLC

Schedule 1— Narrative

Schedule 2— Rating Agency Grade Report

Schedule 3— Loan Level Exception Report

Schedule 4— Exception Level Report

Schedule 5— Valuation Report

Schedule 6— Data Comparison Report

Schedule 7— Supplemental Data Report

Schedule 8— QM ATR Report

Schedule 9— Business Purpose Report